Note 16 - Revenue - Summary of Contract Liability (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Contract liabilities, current	$ 74		$ 0	$ 987
Total	74	$ 150	0	987
Beginning balance	0	987	987	2,918
Revenue recognized that was included in the contract liabilities beginning balance	0	(837)	(987)	(1,931)
Ending balance	$ 74	$ 150	$ 0	$ 987